STADION INVESTMENT TRUST

FILED VIA EDGAR
September 28, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Stadion Investment Trust File Nos. 333-103714; 811-21317

Ladies and Gentlemen:

On behalf of Stadion Investment Trust ("Registrant"), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 22 (the "Amendment") to Registrant's registration statement on Form N-1A.  The Amendment is to be effective on October 1, 2010 pursuant to Rule 485(b) under the Securities Act of 1933.

 The Amendment is being filed to incorporate audited financial statements of the Trust for the fiscal year ended May 31, 2010 and to update other financial information and disclosures.  The Amendment also incorporates changes made in response to comments from the Securities and Exchange Commission (the “Commission”) staff on Post-Effective Amendment No. 21, which was filed with the Commission on July 30, 2010.  The undersigned represents that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the Securities Act of 1933.

     Please direct any questions regarding this filing to the undersigned at 513/587-3418.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Assistant Secretary